LONG-TERM INVESTMENTS, NET - Long term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
LONG-TERM INVESTMENTS, NET
Equity investments without readily determinable fair values	¥ 19,821		¥ 17,137
Equity method investments	738,128		223,457
Available-for-sale debt investments			1,600
Long term investments	¥ 757,949	$ 106,755	¥ 242,194